Note Payable - Additional Information (Details) $ in Thousands		12 Months Ended
	Nov. 02, 2021 USD ($) Tranche	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Disclosure [Line Items]
Debt Issuance Costs, Net			$ 1,074
Interest expense recognized		$ 1,917	$ 1,808
Loss on the extinguishment		$ 939
Term Loan Facility [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Loan maturity date	Oct. 01, 2026
End of term charge as percentage on principal amount	9.00%
Loan, interest rate	8.10%
Term Loan Facility [Member] | Silicon Valley Bank [Member] | Prime Rate [Member]
Debt Disclosure [Line Items]
Loan, interest rate	4.85%
Term Loan Prepayment During First Year [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Line of credit facility prepayment of premium percentage	1.50%
Term Loan Prepayment During Second Year [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Line of credit facility prepayment of premium percentage	1.00%
Term Loan Prepayment After Second Year [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Line of credit facility prepayment of premium percentage	0.00%
Loan Agreement [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Loan, interest rate	16.29%
Debt discount	$ 1,350
Loan Agreement [Member] | Silicon Valley Bank [Member] | Legal Expenses [Member]
Debt Disclosure [Line Items]
Debt Issuance Costs, Net				$ 103
Loan Agreement [Member] | Term Loan Facility [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Borrowing amount	$ 50,000
Debt instrument number of tranches | Tranche	3
Proceeds from loan agreement	$ 15,000
Additional borrowing amount	15,000
Line of credit facility additional discretionary	$ 15,000
Loan maturity date	Oct. 01, 2026
End of term charge as percentage on principal amount	9.00%
Loan Agreement [Member] | Term Loan Facility [Member] | Silicon Valley Bank [Member] | Regulatory Milestone [Member]
Debt Disclosure [Line Items]
Additional borrowing amount	$ 10,000